UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Notice of Intention To Redeem Securities Pursuant to Rule 23c-2

Under the Investment Company Act of 1940

Investment Company Act file number: 814-01180

Runway Growth Finance Corp.

(Name of Registrant)

205 N. Michigan Ave.

Suite 4200

Chicago, Illinois

(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Runway Growth Finance Corp. (the “Company”) to be redeemed:

•	7.50% Notes due 2027 (CUSIP No. 78163D 209; NasdaqGS: RWAYL) (the “7.50 Notes”); and
•	8.00% Notes due 2027 (CUSIP No. 78163D 308; NasdaqGS: RWAYZ) (the “8.00% Notes,” and together with the 7.50% Notes, the “Notes”)

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on March 5, 2026 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Section 1104 of the Company’s base indenture governing the Notes, dated as of July 28, 2022 (the “Base Indenture”), between the Company and U.S. Bank Trust Company, National Association, as trustee (“the Trustee”), as amended, (ii) Section 1.01(h) of the First Supplemental Indenture, dated as of July 28, 2022, between the Company and the Trustee (the “First Supplemental Indenture”) and (iii) Section 1.01(h) of the Second Supplemental Indenture, dated as of December 7, 2022, between the Company and the Trustee (the “Second Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $40,250,000 in aggregate principal amount of the issued and outstanding 7.50% Notes pursuant to the terms of the Base Indenture and the First Supplemental Indenture. Additionally, the Company will redeem $51,750,000 in aggregate principal amount of the issued and outstanding 8.00% Notes pursuant to the terms of the Base Indenture and the Second Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 3rd day of February, 2026.

Runway Growth Finance Corp.

By:	/s/ Thomas B. Raterman
	Name:	Thomas B. Raterman
	Title:	Chief Financial Officer, Chief Operating Officer, Treasurer and Secretary